Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revaluation reserve [Line Items]
At January 1	€ (2,397)	€ (1,850)	€ (1,669)
Remeasurements of defined benefit plans	(360)	(612)	(134)
Tax effect	140	90	(15)
Net exchange differences	83	(25)	(32)
Total remeasurement of defined benefit plans	€ (2,534)	€ (2,397)	€ (1,850)